SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating Lease Liabilities And Right Of Use Assets
2026	$ 1,267,894
2027	325,570
2028	101,407
Total minimum lease payments	1,694,871
Less: present value discount	(50,407)
Present value of minimum lease payments	$ 1,644,464	$ 1,322,910